Total
Rule One Fund
FUND SUMMARY Rule One Fund
Investment Objective
The Rule One Fund (the “Fund”) seeks long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Rule One Fund Rule One Fund
Management Fees	1.70%
Interest Expense	0.03%
Other Expenses	0.32%
Total Other Expenses	0.35%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.07%
Fee Waivers	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	2.04%
[1]	Rule One Partners, LLC (the “Adviser”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund until May 1, 2024. World Funds Trust (the “Trust”) and the Adviser may terminate this expense limitation agreement prior to May 1, 2024 only by mutual written consent. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Example.

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Rule One Fund | Rule One Fund | USD ($)	207	646	1,111	2,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. For the Fund’s most recent fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 47.30% of the average value of its portfolio.

Principal Investment Strategies

The Adviser attempts, under normal circumstances, to achieve the Fund’s investment objective by investing in a concentrated portfolio (i.e., a portfolio consisting of a relatively small number of holdings) of equity securities and options on equity securities. The Fund’s investments in equity securities (“Equity Securities”) include common stocks, preferred stocks, exchange-traded funds (“ETFs”) that focus their investments in Equity Securities, depositary receipts evidencing ownership of common stocks, and securities convertible into common stocks. The Fund may invest in foreign Equity Securities (including equity securities from emerging markets). The Fund’s Equity Securities, both domestic and foreign, may include companies of any market capitalization. The Fund intends to use ETFs to equitize cash (i.e., obtain exposure to the equity markets and maintain liquidity while the Adviser seeks out long-term value investments for the Fund), gain exposure to certain market indexes and sectors, or for other investment purposes, such as index credit spreads (i.e., the investment process of buying and selling options on ETFs that track the market (i.e., S&P 500 Index) in order to hedge against overall market risk) or to marry a short index position against a long equity position (i.e., short an ETF that is representative of the Fund’s long portfolio in order to reduce the risk of the Fund’s long portfolio). The Adviser may write puts, covered calls and utilize other structured products to gain exposure to security positions at more advantageous prices than offered by the equity markets alone, as well as to generate income or hedge against market and security risks. A covered call is an options strategy where the Fund owns a long position in an asset and writes (sells) call options on that same asset to generate an income stream. The Fund may also invest up to 15% of its net assets in private companies.

The Adviser uses fundamental analysis to establish a reasonable value (i.e., intrinsic value) for securities of companies that appear to be temporarily undervalued by the market but have a favorable outlook for long-term growth. The Adviser focuses on the underlying financial condition and growth prospects of individual companies, including future earnings, free cash flow, and dividends. The Fund may also invest in companies that have experienced an event that has caused the security price to decline well below the Adviser’s intrinsic value for such company. In these situations, the Adviser expects the securities of a company to appreciate over time due to company-specific developments rather than general business conditions or market events. The Adviser may remove a security from the Fund when its investment analysis indicates that the security is priced near or above its intrinsic value or better investment opportunities are available.

The Fund’s investments in Equity Securities will typically include a structured product overlay component. The overlay component will use options to obtain or substitute for Equity Securities’ exposures that the Adviser is seeking to establish for the Fund. This structured overlay component is typically executed by utilizing short cash secured put options as a means to purchase Equity Securities for the Fund while equity-secured covered calls are used by the Fund when selling Fund holdings. The overlay component is designed to manage risk while the Adviser is building its position in an Equity Security or exiting a position in an Equity Security. The Adviser believes the overlay component will reduce volatility in the Fund without significantly hindering performance. In implementing its option premium collection strategy, the Fund will sell (write) a put option (this creates a short position). The Fund will sell such puts when the Adviser believes the price of the security is below its intrinsic value. This strategy is designed to generate and collect option premium and provide the potential to purchase the underlying security. Similarly, the Fund will sell (write) a call on one of its existing positions in order to sell an existing position or generate additional income. The Adviser’s risk/reward analysis for option position entry, closing, and risk management adjustments will consider such factors as: option implied volatility (a measure of expected future volatility that is implied by options prices), option premiums, option delta (the sensitivity of an option’s price to a change in the price of the underlying security), option duration, security valuations, and perceived market risks. The option premium collection strategy may result in the generation of positive returns for the Fund; however, it is possible the Fund could lose its entire investment in this strategy. In addition, the Fund may experience price volatility that exceeds premiums received during any given year.

The Fund’s use of various options strategies may result in “leveraging” the portfolio or increasing stock market exposure. This can occur when the Fund buys call options on individual stocks or market indices. The maximum exposure of the Fund to stocks, either directly through purchases of stock or indirectly through option positions, is not expected to exceed 200% of its net assets. This means that the value of the underlying positions represented by options is not expected to exceed 200% of the value of the Fund’s net assets at the time of investment.

The Fund’s portfolio, in particular the options component, will be actively managed by the Adviser and may be rebalanced on a frequent basis. The Adviser sets pre-determined thresholds for portfolio weightings and will actively manage the Fund’s portfolio to stay within those thresholds. The Fund’s portfolio weightings are determined based on such factors as the Adviser’s expectations for the performance of particular portfolio holdings, the Fund’s investment time horizon, and current market conditions.

The Fund will be managed as a non-diversified fund and its portfolio will consist of a relatively small number of holdings – generally between 5 and 20 holdings, which includes issuers underlying the Fund’s investments in options contracts. The Fund may invest in, and may shift among, asset classes and market sectors. The portion of the Fund’s net assets invested at any given time in securities of issuers engaged in industries within a particular business sector may be affected by valuation considerations and other investment characteristics of that sector. As a result, the Fund’s investments in various business sectors generally will change over time, and a significant allocation to any particular sector does not represent an investment policy or investment strategy to focus its investments in that sector. In addition, the Fund’s investments may represent a small number of sectors.

Although the Fund normally holds a concentrated portfolio of Equity Securities and/or options on Equity Securities, the Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. In certain market conditions, such as when the Adviser believes that appropriate investment opportunities are not available, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period.

Principal Risks
Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for each full calendar year over the life of the Fund, and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling toll-free 1-833-RULEONE.

The following bar chart shows the annual returns for the Fund for each full calendar year of the Fund’s operations.

During the periods shown, the highest quarterly return was 14.61% (quarter ended December 31, 2020) and the lowest quarterly return was -11.64% (quarter ended March 31, 2020).
Average Annual Returns for Periods Ended December 31, 2022

The table below shows how average annual total returns of the Fund compared to those of the Fund’s benchmark. The table also presents the impact of taxes on the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Rule One Fund - Rule One Fund	1 Year	Since Inception	Inception Date
Performance Measure Domain	(8.93%)	4.16%	Jun. 03, 2019
After Taxes on Distributions	(10.44%)	2.66%	Jun. 03, 2019
After Taxes on Distributions and Sales	(5.29%)	2.60%	Jun. 03, 2019
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses, or taxes)	(6.86%)	10.74%	Jun. 03, 2019